Customer Deposits and Customer Advances - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Jan. 31, 2016
Customer Deposits and Customer Advances [Line Items]
Customer deposits		$ 1,390	$ 8,905		$ 6,217
Proceeds from customer advances	$ 2,000	$ 2,000		$ 4,500
GE [Member]
Customer Deposits and Customer Advances [Line Items]
Advance received						$ 2,000
Mexico [Member]
Customer Deposits and Customer Advances [Line Items]
Proceeds from customer advances				2,000
Manufacturing equipment advance from customer				$ 800
Repayment of advance payments and equipment cost through credits			$ 1,200